Goodwill and Intangible Assets - Narratives (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 28, 2019	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 55,300	$ 70,200
Amortization of Intangible Assets	1,800	4,600	$ 0	$ 0
Property, Plant and Equipment, Net	142,515	135,872
Finite-Lived Intangible Assets, Gross	55,300	$ 114,059
Vitamin Shoppe [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired	$ 12,000